Annual Total Returns- DWS Tax-Exempt Portfolio (Service Shares) [BarChart] - Service Shares - DWS Tax-Exempt Portfolio - Service Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.02%	0.02%	0.04%	0.03%	0.02%	0.09%	0.02%	0.35%	0.48%	0.19%